 As filed with the Securities and Exchange Commission on April 30, 2003


                           Registration No 333-14005

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-6

                               SEC File # 811-5563

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]


                        Pre-Effective Amendment No. ___                      [ ]
                        Post-Effective Amendment No. 18                      [X]
                                                    ----
                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]
                                 Amendment No. 37                            [X]
                                              ---


                    PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
                        PACIFIC LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY*
                              (Name of Depositor)

                           700 Newport Center Drive
                        Newport Beach, California 92660
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (949) 219-3743
             (Depository's Telephone Number, including Area Code)

                                Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                        Newport Beach, California 92660
                    (Name and address of agent for service)

                       Copies of all communications to:

                            Jeffrey S. Puretz, Esq.
                                   Dechert
                             1775 Eye Street, N.W.
                         Washington, D.C.  20006-2401


It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2003, pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


[ ] on ________, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new date for a previously filed post-effective amendment.

Title of securities being registered: interests in the Separate Account under Pacific Select Estate Maximizer Modified Single Premium Variable Life Insurance Policies.

Filing Fee: None

(Included in Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-6, Accession No. 0001017062-03-000951, as filed on April 28, 2003, and incorporated by reference herein.)

PART C.  OTHER INFORMATION

Item 27. Exhibits

     (1)    (a)  Resolution of the Board of Directors of the Depositor dated
                 November 22, 1989 and copies of the Memoranda concerning Pacific Select Exec Separate Account dated May 12, 1988 and January 26, 1993./1/

            (b) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws./1/

     (2)    Inapplicable

     (3)    (a)   Distribution Agreement Between Pacific Mutual Life Insurance
                  Company and Pacific Mutual Distributors, Inc. (formerly known as Pacific Equities Network)/1/

            (b) Form of Selling Agreement Between Pacific Mutual Distributors, Inc. and Various Broker-Dealers/1/

     (4)    (a)   Pacific Select Estate Maximizer Modified Single Premium
                  Variable Life Insurance Policy (Form 97-50)/1/

            (b) Last Survivor Pacific Select Estate Maximizer Modified Single Premium Variable Life Insurance Policy (Form 97-50-J)/1/

            (c)   Accelerated Living Benefit Rider (Form R92-ABR)/1/

     (5)    Applications and General Questionnaire/4/

     (6)    (a)   Articles of Incorporation of Pacific Life Insurance
                  Company/2/

            (b)   Bylaws of Pacific Life Insurance Company/2/

     (7)    Form of Reinsurance Contract

     (8)    (a)   Participation Agreement Between Pacific Mutual Life Insurance
                  Company and Pacific Select Fund/3/

            (b) M Fund Inc. Participation Agreement with Pacific Mutual Life Insurance Company/3/

            (c) Addendum to Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund 8/14/00/4/

            (d) Addendum to Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund 12/22/00/4/

            (e)   Addendum to Participation Agreement with M Fund Inc. 8/7/00/4/

            (f)   Addendum to Participation Agreement with M Fund Inc.
                  12/11/01/5/

            (g) Addendum to Participation Agreement between Pacific Life and Pacific Select Fund dated 1/1/02/6/

            (h)   Addendum to Participation Agreement with M Fund
                  Inc. dated 1/2/02/6/


            (i) M Fund Inc. Participation Agreement with Pacific Life Insurance Company/7/


     (9)    Inapplicable

     (10)   Inapplicable

     (11) Form of Opinion and Consent of Legal Officer of Pacific Mutual as to Legality of Policies Being Registered/1/

     (12)   Inapplicable

     (13)   Inapplicable


     (14)   (a)   Consent of Independent Auditors

            (b)   Consent of Dechert/1/


     (15)   Inapplicable

     (16)   Inapplicable

     (17)   Memorandum Describing Issuance, Transfer, and Redemption
            Procedures/1/

     (18)   Powers of Attorney/6/

/1/ Filed as part of the Registration Statement on Form S-6 filed via EDGAR on October 11, 1996, File No. 333-14005, Accession Number 0001017062-96-000287.

/2/ Filed as part of the Post-Effective Amendment No. 2 to the Registration
    Statement on Form S-6 filed via EDGAR on April 24, 1998, File No. 333-14005, Accession Number 0001017062-98-000894.

/3/ Filed as part of the Post-Effective Amendment No. 5 to the Registration
    Statement on Form S-6 filed via EDGAR on March 1, 2000, File No. 333-14005, Accession Number 0001017062-00-000591.

/4/ Filed as part of the Post-Effective Amendment No. 10 to the Registration
    Statement on Form S-6 filed via EDGAR on April 25, 2001, File No. 333-14005, Accession Number 0001017062-01-500079.

/5/ Filed as part of the Post-Effective Amendment No. 11 to the Registration
    Statement on Form S-6 filed via EDGAR on December 26, 2001, File No. 333-14005, Accession Number 0001017062-01-500971.

/6/ Filed as part of the Post-Effective Amendment No. 13 to the Registration
    Statement on Form S-6 filed via EDGAR on April 22, 2002, File No. 333-14005, Accession Number 0001017062-02-000854.

/7/ Filed as part of the Post-Effective Amendment No. 17 to the Registration
    Statement on Form N-6 filed via EDGAR on April 28, 2003, File No. 333-14005, Accession Number 0001017062-03-000951.

SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Pacific Select Exec Separate Account of Pacific Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 18 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Newport Beach, and State of California, on this 30th day of April 2003.

                                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                                      (Registrant)

                                 BY:  PACIFIC LIFE INSURANCE COMPANY
                                      (Depositor)

                                 BY:  _____________________________________
                                      Thomas C. Sutton*
                                      Chairman & Chief Executive Officer


BY:  /s/ SHARON CHEEVER
     Sharon Cheever
     as attorney-in-fact

(Power of attorney is contained as Exhibit 9 in Post-Effective Amendment
No. 13 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account, File No. 333-14005, Accession No. 0001017062-02-000854, and incorporated by reference herein.)

SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registant Pacific Life Insurance Company certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 18 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Newport Beach, and State of California, on this 30th day of April 2003.

                                       PACIFIC LIFE INSURANCE COMPANY
                                       (Registrant)

                                  BY:  _____________________________________
                                       Thomas C. Sutton*
                                       Chairman & Chief Executive Officer


BY:  /s/ SHARON CHEEVER
     Sharon Cheever
     as attorney-in-fact

(Power of attorney is contained as Exhibit 9 in Post-Effective Amendment
No. 13 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account, File No. 333-14005, Accession No. 0001017062-02-000854, and incorporated by reference herein.)

SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 18 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:



Signature                   Title                                Date

Thomas C Sutton*            Director, Chairman of the Board       ___________, 2003
                            and Chief Executive Officer

Glenn S. Schafer*           Director and President                ___________, 2003

Khanh T. Tran*              Director, Executive Vice President    ___________, 2003
                            and Chief Financial Officer

David R. Carmichael*        Director, Senior Vice President       ___________, 2003
                            and General Counsel

Audrey L. Milfs*            Director, Vice President and          ___________, 2003
                            Corporate Secretary

James T. Morris*            Executive Vice President              ___________, 2003

Edward R. Byrd*             Vice President and Controller         ___________, 2003

Brian D. Klemens*           Vice President and Treasurer          ___________, 2003

By:  /s/ SHARON CHEEVER
     Sharon Cheever
     as attorney-in-fact                                           April 30th, 2003


(Powers of Attorney are contained as Exhibit 9 in Post-Effective Amendment No. 13 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account, File No. 333-14005, Accession No. 0001017062-02-000854, and incorporated by reference herein.)